TAXES PAYABLE	12 Months Ended
Oct. 31, 2023
TAXES PAYABLE
TAXES PAYABLE

NOTE 8 – TAXES PAYABLE

At October 31, 2023 and 2022, taxes payable consisted of the following:

	October 31, 2023	October 31, 2022
Income taxes payable	$623,812	$465,291
VAT payable	—	458
Other	13	1,129
	$623,825	$466,878